Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8000

January 15, 2021

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re:	Ivy Funds (File No. 811-06569) InvestEd Portfolios (File No. 811-10431) Ivy Variable Insurance Portfolios (File No. 811-05017) (collectively, the “Funds”) Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of the special joint meetings of shareholders, joint proxy statement, and form of proxy card to be furnished to the shareholders of the Funds in connection with the special joint meetings of shareholders scheduled to be held on April 1, 2021.
Please direct questions or comments relating to this filing to me at 215-564-8099 or Mena Larmour at 215-564-8014.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik